Condensed consolidated balance sheet (unaudited) - GBP (£) £ in Millions	Jun. 30, 2022		Dec. 31, 2021		Jun. 30, 2021	[3]	Dec. 31, 2020
Assets
Cash and balances at central banks	£ 221,698		£ 169,085	[1]
Cash collateral and settlement balances	128,501		88,085	[1]
Loans and advances at amortised cost	180,098		145,259	[1]
Reverse repurchase agreements and other similar secured lending	1,060		3,177	[1]
Trading portfolio assets	126,896		146,871	[1]
Financial assets at fair value through the income statement	210,430		188,226	[1]
Derivative financial instruments	344,396		262,291	[1]
Financial assets at fair value through other comprehensive income	43,814		45,908	[1]
Investments in associates and joint ventures	24		24	[1]
Goodwill and intangible assets	1,656		1,449	[1]
Property, plant and equipment	1,330		1,248	[1]
Current tax assets	1,116		589	[1]
Deferred tax assets	3,052		2,981	[1]
Retirement benefit assets	5,234		3,879	[1]
Other assets	3,440		2,706	[1]
Total assets	1,272,745		1,061,778	[1]
Liabilities
Deposits at amortised cost	311,465		262,828	[1]
Cash collateral and settlement balances	123,387		79,047	[1]
Repurchase agreements and other similar secured borrowing	12,805		12,769	[1]
Debt securities in issue	68,656		48,388	[1]
Subordinated liabilities	32,241		32,185	[1]			£ 32,005
Trading portfolio liabilities	75,880		53,291	[1]
Financial liabilities designated at fair value	255,787		251,131	[1]
Derivative financial instruments	321,526		256,523	[1]
Current tax liabilities	449		688	[1]
Deferred tax liabilities	0		6	[1]
Retirement benefit liabilities	236		246	[1]
Other liabilities	8,752		7,249	[1]
Provisions	2,645		1,110	[1]
Total liabilities	1,213,829		1,005,461	[1]
Equity
Called up share capital and share premium	2,348		2,348	[1]
Other equity instruments	9,794		9,693	[1]
Other reserves	53		861	[1]
Retained earnings	46,721		43,415	[1]
Total equity	58,916	[2]	56,317	[2]	£ 53,636		£ 53,710	[3]
Total liabilities and equity	£ 1,272,745		£ 1,061,778	[1]

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[3]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.